Share-based Compensation	12 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
15 - Share-based Compensation
The Company had the following share-based payment arrangements during the periods presented:
Restricted Share Units—2019 AEP
In December 2019, an RSU plan was established for all employees of the Company. Vesting of these RSUs under the 2019 AEP requires the continuous service of the employees through the vesting date, is subject to the achievement of a market condition target, and vesting occurs on the earliest of the following: (1) the occurrence of one of various events comprising a change in control of the Company, (2) an initial public offering, or (3) the passage of time with the date being March 9, 2026. The Company also maintains a subplan for employees of its subsidiary, Arm Israel, in which RSUs will be settled in cash at the vesting. Employees may elect not to participate in the 2019 AEP. For all periods presented prior to the IPO, a change in control or an initial public offering is generally not considered probable until it has occurred. These awards were expected to be cash settled and therefore were liability-classified. Post-IPO, the 2019 AEP vested on the occurrence of an “exit event” to the extent that the relevant vesting hurdle was met or exceeded. As of October 25, 2023, the Company had determined that the market condition for the 2019 AEP had been met and, therefore, all awards under the 2019 AEP vested at 100% in March 2024. The equity-classified awards were settled in ordinary shares of the Company at the vesting date and neither carry rights to dividends nor voting rights. The liability-classified awards for Arm Israel were settled in cash. The awards were forfeited if an employee left the Company before the RSUs vested. For all periods presented, the aggregate nominal amount of shares over which the Remuneration Committee of the Company’s Board of Directors (the “Remuneration Committee”) was able to grant awards under the 2019 AEP was limited so that awards did not exceed, at any time, an amount equal to 2.2 percent of the aggregate nominal amount of the Company’s fully diluted equity share capital. The Company did not grant further awards under the 2019 AEP after the IPO. As of March 31, 2025 and 2024, all RSUs under the 2019 AEP were vested and settled. As of March 31, 2023, 11,601,185 RSUs were outstanding.
For the fiscal year ended March 31, 2024, the Company had $18.2 million payments arising from normal course vesting events for liability-classified share-based awards, representing the fair value of the vested RSUs. For the fiscal year ended March 31, 2023, liability-classified share-based awards paid were $15.9 million related to the RSUs that had vesting conditions accelerated pursuant to restructuring activities, of which $11.8 million of share-based compensation cost was recognized in the fiscal year ended March 31, 2023. The Company did not have any payments arising from normal course vesting events for liability-classified share-based awards for the fiscal year ended March 31, 2023. The fair value of RSUs vested for the fiscal year ended March 31, 2023 was $16.2 million.
In connection with the IPO, all RSUs previously issued under the 2019 AEP were modified to be settled in ordinary shares of the Company except for those awards granted to employees of Arm Israel. For those RSUs to be settled in ordinary shares, the Company accounted for this change as a modification in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”) and changed the classification of the awards from liability-classified to equity-classified. During the fiscal year ended March 31, 2024, as a result of the modification, the Company reclassified $306.6 million from the non-current portion of accrued compensation and share-based compensation to additional paid-in capital on the Consolidated Balance Sheets. The modification resulted in the incremental and accelerated share-based compensation cost of $217.2 million at the modification date which affected 5,251 employees. For the remaining RSUs granted to employees of Arm Israel, these awards remain liability-classified and the Company remeasured the RSUs at fair value at each reporting period through the date of settlement.
During the period starting from May 2022 through June 2022, the Remuneration Committee modified the terms of the 2019 AEP to accelerate the vesting for approximately 435 employees affected by restructuring activities initiated in the fiscal year ended March 31, 2022. The affected participants of the plan were provided the option to i) settle all unvested RSUs for a cash payment equivalent to the product of (a) a fixed amount as determined by the Remuneration Committee (b) 50% of the number of RSUs held by the participant, or ii) retain the RSUs until they become vested pursuant to the original vesting terms. The Company accounted for this acceleration as a modification of vesting in connection with a settlement which resulted in the recognition of incremental share-based compensation cost. For the fiscal year ended March 31, 2023, the Company recognized incremental share-based compensation cost of $11.8 million related to the cash receipt option and $2.2 million related to the RSUs retention option.
For the periods prior to the IPO, the weighted average fair value of the RSUs was measured using the Monte Carlo simulation model. The Monte Carlo methodology incorporates into the valuation all possible outcomes that could result in the vesting of the awards. Where relevant, the expected term used in the model has been adjusted based on the Company’s best estimate for the effects of non-transferability and exercise restrictions (including the probability of meeting market conditions attached to the RSUs).
The following table presents the assumptions used for the RSUs under the 2019 AEP for the relevant periods:

	Fiscal Year Ended March 31,
	2024	2023
Weighted average share price	$56.10	$41.51
Expected volatility until liquidity event	40%	40%
Time to liquidity event	0.5	0.5
Dividend yield	0.00%	0.00%
Risk free interest rate	5.52%	4.94%
Restricted Share Units—2019 EIP
In April 2020, a RSU plan was put in place for certain of our executive officers. The vesting of these RSUs under the 2019 EIP requires the continuous service of the employees through the vesting date, was originally subjected to the achievement of a market-condition target, and vesting occurs on the earliest of the following: (1) the occurrence of one of various events comprising a change in control of the Company, (2) an initial public offering, or (3) the passage of time with the date being March 9, 2026. At inception of the plan, the market condition target was tied to the valuation of the Company upon vesting. In September 2022, the Company modified the 2019 EIP to remove the market conditions. Employees may elect not to participate in the 2019 EIP. For all periods presented prior to the IPO, a change in control or an initial public offering is generally not considered probable until it has occurred. These awards were expected to be cash settled and therefore were liability-classified. In connection with the IPO, the 2019 EIP awards vested and were settled in ordinary shares of the Company and neither carry rights to dividends nor voting rights. The awards were forfeited if an employee left the Company before the RSUs vested. For all periods presented, the aggregate nominal amount of shares over which the Remuneration Committee was able to grant awards under the 2019 EIP was limited so that awards did not exceed, at any time, an amount equal to 0.3 percent of the aggregate nominal amount of the Company’s fully diluted equity share capital. The Company did not grant further awards under the 2019 EIP after the IPO. As of March 31, 2025 and March 31, 2024, all RSUs under the 2019 EIP were vested and settled. As of March 31, 2023, 192,999 RSUs were outstanding.
As of March 31, 2023, $3.6 million was recognized as a liability for the liability-classified RSUs under the 2019 EIP in the non-current portion of accrued compensation and share-based compensation on the Consolidated Balance Sheets related to awards that were liability-classified pre-IPO. The Company did not have any payments for liability-classified share-based awards under the 2019 EIP Plan for the fiscal years ended March 31, 2025, 2024 and 2023.
In September 2022, the Company modified the 2019 EIP to remove the market conditions which were tied to the valuation of the Company upon the vesting of the RSUs. All other terms under the 2019 EIP remained unchanged as a result of this modification and the RSUs remained as liability-classified awards. The incremental share-based compensation cost was measured as the excess of the fair value of the modified RSUs over the fair value of the original RSUs immediately before their terms were modified at modification. As of the modification date, incremental share-based compensation cost recognized was $4.5 million.
In December 2022, the Remuneration Committee approved the cancellation of 355,463 outstanding RSUs issued to an executive participant under the 2019 EIP in exchange for a fixed monetary $20.0 million special RSU award (“Special RSU Award”) issued under the 2022 RSU Plan. The incremental compensation cost of both the 2019 EIP and the Special RSU Award combined was measured by comparing the fair value of the award immediately before and after the modification. The Company accounted for this acceleration for the modification as a cumulative adjustment to the liability. As of the modification date, the net incremental compensation cost for the modified award was $4.1 million.
In connection with the IPO, all RSUs previously issued under the 2019 EIP were modified to be settled in ordinary shares of the Company. The Company accounted for this change as a modification in accordance with ASC 718 and changed the classification of the awards from liability-classified to equity-classified. During the fiscal year ended March 31, 2024, as a result of the modification, the Company reclassified $5.7 million from non-current portion of accrued compensation and share-based compensation to additional paid-in capital on the Consolidated Balance Sheets. Upon the IPO, the awards under the 2019 EIP vested and the Company recognized accelerated share-based compensation cost of $4.1 million for awards outstanding prior to the IPO.
For the fiscal year ended March 31, 2023 and prior to the IPO in fiscal year ended March 31, 2024, the Company used the income approach and market-calibration approach based on comparable publicly traded companies in similar lines of businesses. Cash flow assumptions used in income approach considers historical and forecasted revenue, earnings before interest, taxes, depreciation and amortization (EBITDA) and other relevant factors.
The following table presents the assumptions used for the RSUs under the 2019 EIP for the fiscal year ended March 31, 2023:

Average share price	$41.51
Transaction costs	2.50%
Time to liquidity event (in years)	0.5
Discount for lack of marketability	7.50%
Phantom Share Scheme (Cash-Settled)
In April 2017, a cash-settled share-based payment plan was put in place for certain of our executive officers. Under this plan, the employees are granted a cash award annually on April 1, which vests over a three-year service period subject to continuous service and satisfaction of certain Company performance conditions. The cash amount which the employee is entitled to receive if employed at the end of the three-year period is directly linked to the share price of the Company’s ultimate parent, SoftBank Group. The number of Phantom Shares that vest is also linked to certain Company strategic performance conditions. The strategic performance conditions are non-market based vesting conditions and, as a result, the conditions do not affect the fair value of Phantom Shares at each reporting date.
The strategic performance conditions are operational in nature and measure performance in areas such as product development, customer design wins and market share across different technologies and markets. The conditions are linked directly to the Company’s strategic objectives, rather than any financial or other measures.
As of March 31, 2025 and 2024, there were no Phantom Shares outstanding.
The Phantom Shares are required to be settled in cash and therefore are recorded on the Consolidated Balance Sheets as a liability until settled. For the fiscal year ended March 31, 2023, liability-classified share-based awards paid totaled $1.5 million. For the fiscal year ended March 31, 2023, the total number of Phantom Shares vested were 27,503. The fair value of Phantom Shares measured as of March 31, 2023 was $38.84 per share. The fair value of the Phantom Shares vested was $1.1 million for the fiscal year ended March 31, 2023. As of March 31, 2023, $1.1 million was recognized as a liability for the Phantom Shares in accrued compensation and benefits and share-based compensation on the Consolidated Balance Sheets. For the fiscal year ended March 31, 2024, the Company paid $0.9 million for vested Phantom Shares. The variance between the amount paid and accrued as of March 31, 2023 was driven by foreign exchange differences as participants were paid in foreign denominated currencies. As of March 31, 2025, the Company did not have any unpaid amounts in relation to vested Phantom Share awards.
Restricted Share Units—2022 RSU Plan
In June 2022, the 2022 RSU Plan was established to grant RSUs to all employees of the Company (“All Employee Awards”) and to grant two types of executive awards to certain of the Company’s executive officers (such awards, the “Annual Awards” and “Launch Awards” and collectively, the “Executive Awards”). The All Employee Awards and
Executive Awards were historically disclosed separately due to pre-IPO presentation differences related to classification, but are now disclosed together as post-IPO all are equity-classified, as discussed in more detail below. The All Employee Awards vest in tranches, require continuous service through the vesting date, and are subject to graded vesting over time. At the time of issuance, the Company intended to settle the All Employee Awards in ordinary shares at the vesting date, and such RSU awards were accounted for as equity-classified awards. Launch Awards vest in tranches and require continuous service through the vesting dates and are subject to graded vesting over a period of three years. Annual Awards include a portion that vests over a three-year continuous service period and another portion that is subject to continuous service and satisfaction of certain Company performance conditions. The time-based portion of the Annual Awards vest over a three-year period. The Annual Awards that are subject to continuous service and satisfaction of certain Company performance conditions vest upon the satisfaction of performance metrics as established for each one-year performance period and have the potential to vest between 0% and 200% of the original fixed monetary amount of the award depending on the achievement of annual performance metrics. The 2022 RSU Plan allows for either cash or share settlement of the RSU awards by tranche at the discretion of the Remuneration Committee. For all periods presented, the aggregate nominal amount of shares over which the Remuneration Committee was able to grant awards under the 2022 RSU Plan was limited so that awards did not exceed, at any time, an amount equal to 4.0 percent of the aggregate nominal amount of the Company’s fully diluted equity share capital. The Company did not grant further awards under the 2022 RSU Plan after the IPO.
In November 2022, the Company issued Executive Awards under the 2022 RSU Plan. These entitled participants to a fixed amount of cash or, upon the occurrence of a change in control or an initial public offering, a variable number of ordinary shares of the Company equal to a fixed amount of cash, at the discretion of the Remuneration Committee. Executive Awards granted were originally accounted for as liability-classified awards and upon the IPO, each Executive Award was converted into a variable number of shares based on the closing ADS price of the Company at the IPO date. The table below shows the Company’s commitment for potential payments and the liability recognized as of March 31, 2023:

	As of March 31, 2023
Type of Executive Award (in millions)	Potential Fixed Monetary Amount	Accrued Liability (1)
Launch Awards	$80	$23
Annual Awards	15	9
Total	$95	$32
(1)    Includes the amount recorded for performance-based awards that were probable of achievement.
In November 2022, the Company determined that it would settle the first tranche of the All Employee Awards outstanding that vested in March and May 2023 by paying cash instead of issuing shares. Other than the change in intent regarding form of settlement, no other terms or conditions regarding the RSUs were changed. The Company accounted for this change as a modification in accordance with ASC 718 and reclassified the affected portion of the award from equity to liability and remeasured the award at fair value at each reporting period through the date of settlement with consideration that total compensation cost cannot be less than the grant-date fair-value-based measure of the original award. As a result of the modification, the Company recognized $2.1 million of incremental share-based compensation cost at the time of the modification and recorded $31.7 million as a reclassification from equity to liability upon modification. 5,539 of employees were affected by this modification.
The 2022 RSU Plan provides vesting schedules applicable prior to and after an initial public offering. Upon the IPO, the All Employee Awards under the 2022 RSU Plan were accounted for using the vesting schedules applicable after an initial public offering which resulted in an acceleration of compensation cost. The Company accounted for the changes as a modification in accordance with ASC 718 and recorded $17.7 million of accelerated share-based compensation cost at the modification date which affected 5,041 employees.
In connection with the IPO, all Executive Awards previously issued under the 2022 RSU Plan were modified to be settled in ordinary shares of the Company. Given the awards were no longer expected to be settled in cash but rather expected to be settled in ordinary shares based on the IPO price of $51.00 per ADS, the modification resulted in a change to the classification of the Executive Awards from liability-classified to equity-classified. The Company accounted for this change as a modification in accordance with ASC 718. As a result of the modification, the Company reclassified $9.1 million and $20.2 million in current portion of accrued compensation and benefits and share-based compensation and non-current portion of accrued compensation and share-based compensation, respectively, to additional paid-in capital on the Consolidated Balance Sheets. The modification resulted in an issuance of 1,875,202 RSUs equal to the fixed monetary amount of all Executive Awards outstanding under the 2022 RSU Plan. Upon the occurrence of the IPO, the Company recognized accelerated share-based compensation cost of $9.8 million, for which the service-based vesting condition was satisfied or partially satisfied, at the modification date which affected 14 employees. As of March 31, 2025 and 2024, all the 2022 RSU Plan awards were expected to be settled in ordinary shares at the vesting date.
The table below identifies the award activity under the 2022 RSU Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2024	23	$42.30
Granted	1	$91.43
Vested	(16)	$41.71
Cancelled and forfeited	(1)	$41.65
Outstanding and expected to vest as of March 31, 2025	7	$47.34
(1)    Awards and weighted average grant date per share exclude shares related to certain executive awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
As of March 31, 2025, there was $264.7 million total unrecognized compensation expense related to all awards issued under the 2022 RSU Plan expected to be recognized over a weighted-average period of 0.6 years and there were no liability-classified RSUs under the 2022 RSU Plan.
For the fiscal year ended March 31, 2023 and prior to the IPO in fiscal year ended March 31, 2024, the Company used the income approach and market-calibration approach based on comparable publicly traded companies in similar lines of businesses. Cash flow assumptions used in the income approach considers historical and forecasted revenue, earnings before interest, taxes, depreciation and amortization (EBITDA) and other relevant factors.
The following table presents the assumptions used for the RSUs under the 2022 RSU Plan for the relevant periods:

	Fiscal Year Ended March 31,
	2024	2023
Average share price	$44.52 - $48.18	$35.16 - $39.67
Transaction costs	2.50%	2.50%
Present value per RSU	$43.40 - $46.98	$33.13 - $39.67
Time to liquidity event (in years)	0.5 - 1.0	0.5 - 0.9
Discount for lack of marketability	0.00% - 7.50%	0.00% - 7.50%
The Arm Non-Executive Directors RSU Award Plan (“NED Plan”)
In September 2022, the Company established the NED Plan for non-executive directors. The RSU awards issued under the NED Plan (the “NED Awards”) are subject to time-based vesting and continued service of the non-executive directors. The NED Plan allows for either cash or share settlement of the awards at the discretion of the Remuneration Committee. As of March 31, 2025, all RSUs under the NED Plan were vested and settled. As of March 31, 2024, the Company accounted for the NED Awards as equity-classified awards.
The number of RSUs granted and outstanding for the fiscal years ended March 31, 2024 and 2023 was 31,806 and 13,340, respectively.
Omnibus Incentive Plan
In August 2023, the Company’s Board of Directors adopted the Arm Holdings plc 2023 Omnibus Incentive Plan (the “Omnibus Incentive Plan”), which became effective in September 2023. The Omnibus Incentive Plan allows for the grant of incentive awards to employees, executive directors, and non-employees, including non-employee directors and consultants of the Company and its subsidiaries. Participants may elect not to participate in the plan. The types of incentive awards granted under the Omnibus Incentive Plan is determined by the Company’s Board of Directors and the Remuneration Committee, and the Omnibus Incentive Plan allows for the grant of stock options, share appreciation rights (“SARs”), restricted shares, RSUs, performance stock units (“PSUs”), other awards of cash, shares or other property (which may include a specified cash amount that is payable in cash or shares, or awards tied to the appreciation in the value of shares), dividends and dividend equivalents. Vesting conditions applicable to awards may be based on continued service, achievement of company, business unit or other performance objectives, or such other criteria as the Remuneration Committee may establish. The maximum number of ordinary shares that may be issued under the Omnibus Incentive Plan as approved at the time of adoption of the Omnibus Incentive Plan was equal to the sum of (i) 20,500,000 ordinary shares and (ii) an annual increase on April 1 of each year beginning on April 1, 2024 and ending on April 1, 2028, equal to the lesser of (A) 2% of the aggregate number of ordinary shares outstanding on March 31 of the immediately preceding fiscal year and (B) such smaller number of ordinary shares as determined by our Board of Directors or our Remuneration Committee. No more than 20,500,000 ordinary shares may be issued under the Omnibus Incentive Plan upon the exercise of incentive stock options.
In October 2023, the Company started to grant RSUs and PSUs under the Omnibus Incentive Plan to employees, including executives of the Company. The RSUs and PSUs granted neither carry rights to dividends nor voting rights until the shares are issued or transferred to the recipient. The Omnibus Incentive Plan allows for either cash or share settlement of the awards by tranche, if applicable, at the discretion of the Remuneration Committee. At the time of issuance, the Company intended to settle the RSUs and PSUs in shares at the vesting date and such awards are accounted for as equity-classified awards. The RSUs were granted to existing employees and new hires of the Company and its subsidiaries, Arm Israel and Arm France SAS and vest in tranches, require continuous service through the vesting date and are subject to graded vesting over a period of three years. RSUs granted to employees and new hires of subsidiaries in Israel and France substantially share the same terms as the existing RSUs under the 2022 RSU Plan with differences limited to the vesting schedules. PSUs were awarded to executives of the Company and include a portion that vests over a three-year continuous service period and another portion that is subject to continuous service and satisfaction of certain Company performance conditions. The time-based portion of the PSUs vest over a three-year period. The PSUs that are subject to continuous service and satisfaction of certain Company performance conditions vest upon the satisfaction of performance metrics as established for each one-year performance period and have the potential to vest between 0% and 200% of the original award amount depending on the achievement of annual performance metrics.
Except for performance awards with specific performance criteria, the Company recognizes share based compensation cost using the straight-line method over the requisite service period of the award, net of estimated forfeitures. Awards are forfeited if an employee leaves the Company before the awards vest. For all periods presented, the maximum number of ordinary shares that may be issued under the Omnibus Incentive Plan is equal to the sum of (i) 20,500,000 ordinary shares and (ii) an annual increase on April 1 of each year beginning on April 1, 2024 and ending on April 1, 2028, equal to the lesser of (A) 2% of the aggregate number of ordinary shares outstanding on March 31 of the immediately preceding fiscal year and (B) such smaller number of ordinary shares as determined by the Company’s board of directors or the Remuneration Committee. No more than 20,500,000 ordinary shares may be issued under the Omnibus Incentive Plan upon the exercise of incentive stock options.
During the fiscal year ended March 31, 2025, the Company granted PSUs for the first time, with relative total shareholder return (“Relative TSR”) as the performance measure under the Omnibus Incentive Plan. PSUs granted with Relative TSR as the performance measure are measured over a three-year performance period relative to the S&P 500 IT Sector Index and have the potential to vest between 0% and 200% of the original award amount depending on the Relative TSR achievement. To determine the grant date fair value of the market conditions component of the awards with Relative TSR-
based performance measures, a Monte Carlo simulation model is used. The Company recognizes compensation expense for the Relative TSR awards over the requisite service period based on the grant date fair value.
The table below identifies all award activity under the Omnibus Incentive Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2024	2	$68.13
Granted	11	$121.63
Vested	(1)	$70.97
Cancelled and forfeited	(1)	$112.13
Outstanding and expected to vest as of March 31, 2025	11	$118.24
(1)    Awards and weighted average grant date per share exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
Other than PSUs with Relative TSR-based performance measures, the Company uses the closing ADS price of the Company on the date of grant as the fair value of awards. As of March 31, 2025, there was $989.8 million of total unrecognized compensation cost expected to be recognized over a weighted-average period of 1.2 years.
Employee Stock Purchase Plan
In August 2024 and September 2024, the Company’s Board of Directors adopted and the Company’s shareholders approved, respectively, the ESPP. The maximum number of shares that may be granted under the ESPP is equal to the number of shares available for issuance under the Omnibus Incentive Plan, and each share granted under the ESPP reduces the number of shares available for issuance under the Omnibus Incentive Plan and its sub-plans by one share.
The ESPP provides for one or more offering periods, and each offering will be for any period of between six and 24 calendar months as determined by the Remuneration Committee. Subject to any limitations contained therein, the ESPP allows eligible employees to purchase the Company’s ordinary shares or ADSs through payroll deductions of up to 10% of eligible compensation, subject to a cap of $25,000 per year (as calculated based on applicable tax rules). Eligible employees may be granted ESPP options to acquire ordinary shares or ADSs at a fixed price, which may be set at a discount of up to 15% of the lesser of (1) the fair market value of the ordinary shares or ADSs on the day before the offering period start date or (2) the fair market value of the ordinary shares or ADSs on the day before the purchase date at the end of the offering period. Employees may withdraw from the ESPP during specified periods and receive a full refund of accumulated payroll contributions. Employees who cease working at the Company during an offering period are treated as withdrawing from the ESPP.
The first purchase period under the ESPP commenced during the fiscal year ended March 31, 2025. The assessed fair value at grant date of shares that may be granted, for the six month offering period commencing March 1, 2025, was $42.64 per share.
The Company used the Black-Scholes valuation model for the fiscal year ended March 31, 2025 to estimate the grant date fair value of shares granted to employees under the ESPP. The following table presents the assumptions used to estimate fair value:

Expected holding period (in years)	0.5
Risk-free interest rate	4.25%
Expected stock price volatility	60.00%
Dividend yield	—%
As of March 31, 2025, there was $10.6 million of total unrecognized compensation cost related to the ESPP expected to be recognized over the remaining term of the offering period beginning on April 1, 2025. As of March 31, 2025, no ordinary shares or ADSs have been purchased under the ESPP.
Share-based Compensation Cost
A summary of share-based compensation cost recognized in the Consolidated Income Statements is as follows:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Cost of sales	$26	$41	$12
Research and development	576	728	212
Selling, general and administrative	218	301	102
Pre-tax share-based compensation cost	$820	$1,070	$326
Less: income tax effect	144	210	48
Net share-based compensation cost	$676	$860	$278
No share-based compensation cost was capitalized for the fiscal years ended March 31, 2025, 2024 and 2023.